Cash Distributions - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		3 Months Ended		12 Months Ended
		Jun. 12, 2018	Apr. 24, 2018	Jan. 18, 2018	Mar. 31, 2015	Feb. 28, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Threshold period for partnership agreement									45 days
Ownership interest (as a percent)					2.00%	2.00%				2.00%
Cash distribution declared per common unit (in USD per share)	[1],[2]						$ 1.065	$ 0.89
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per common unit (in USD per share)			$ 1.065	$ 1.025
Incentive distribution rights			$ 44.2	$ 41.1
General Partner
Distribution Made to Limited Partner [Line Items]
Percentage of quarterly distributions 1									13.00%
Percentage of quarterly distributions 2									23.00%
Percentage of quarterly distributions 3									48.00%
General Partner | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distribution Made to General Partner, Cash Distributions Declared			2.3	2.2
Limited Partner | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Cash distribution declared			$ 23.2	$ 22.4
EQT GP Holdings LP | EQT Midstream Partners LP | General Partner
Distribution Made to Limited Partner [Line Items]
Ownership interest (as a percent)							1.80%		1.80%
EQT GP Holdings LP | EQT Midstream Partners LP | General Partner | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Ownership interest (as a percent)		1.60%

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Represents the cash distributions declared related to the period presented. See Note J.